Supplement dated October 14, 2019 to the Prospectuses dated April 29, 2019
	Product Name	Prospectus Form #
1.	RiverSource ® FlexChoice Select Variable Annuity	45307 CF (4/19)
2.	RiverSource ® Innovations Select Variable Annuity	45304 CF (4/19)
3.	RiverSource ® Signature Select Variable Annuity	45300 CF (4/19)
4.	RiverSource ® Builder Select Variable Annuity	45303 CF (4/19)
5.	RiverSource ® Signature One Select Variable Annuity	45301 CF (4/19)
6.	RiverSource ® AccessChoice Select Variable Annuity	273416 CF (4/19)
7.	RiverSource ® Endeavor Select Variable Annuity	273417 CF (4/19)
8.	Evergreen New Solutions Select Variable Annuity	45308 CF (4/19)
9.	Evergreen Pathways Select Variable Annuity	45309 CF (4/19)
10.	RiverSource ® Innovations Classic Select Variable Annuity	45312 CF (4/19)
11.	Wells Fargo Advantage Choice Select Variable Annuity	45305 CF (4/19)
12.	Wells Fargo Advantage Select Variable Annuity	45302 CF (4/19)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
This supplement describes changes to the fees under certain optional living benefit riders.
Effective December 30, 2019, the fees for the Accumulation Protector Benefit rider are changed for elective step-up (including elective spousal continuation step-up) requests.
The following changes are made to the prospectuses listed in the table above:
1.	For products 1-3 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Current Contract (applications signed on or after Nov. 30, 2009):
For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
05/03/2010 – 07/18/2010	1.75%	0.95%
07/19/2010 – 10/03/2010	1.75%	1.10%
10/04/2010 – 12/31/2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/ 17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%

Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%
Accumulation Protector Benefit rider fee
Original Contract (applications signed prior to Nov. 30, 2009):
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%
2.	For products 4 -7 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current fees and fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%

3.	For products 8-12 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Accumulation Protector Benefit® rider fee	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
	1.75%	0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
45307-18 A (10/19)
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